UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments

U.S. Bond Index Fund, Inc.	January 31, 2010

T. ROWE PRICE U.S. BOND INDEX FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 22.9%		
FINANCIAL INSTITUTIONS 9.8%		
Banking 6.8%		
Abbey National Treasury Services, 3.875%, 11/10/14 (1)	450	454
American Express Company, 8.125%, 5/20/19	590	711
American Express Credit, 5.30%, 12/2/15 (2)	250	269
American Express Credit, 5.875%, 5/2/13	150	163
American Express Credit, 7.30%, 8/20/13	175	199
Australia & New Zealand Banking, 3.70%, 1/13/15 (1)	250	252
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.125%, 6/15/12 (2)(3)	1,100	1,149
Bank of America, 4.875%, 1/15/13	100	105
Bank of America, 5.65%, 5/1/18	1,025	1,036
Bank of America, 6.00%, 10/15/36	300	292
Bank of America, 7.375%, 5/15/14 (2)	450	511
Bank of America, 7.40%, 1/15/11	110	116
Bank of New York Mellon, 5.45%, 5/15/19	340	363
Barclays Bank, 5.00%, 9/22/16 (2)	275	282
Barclays Bank, 5.125%, 1/8/20	300	297
Barclays Bank, 6.75%, 5/22/19 (2)	200	223
BB&T, 4.75%, 10/1/12	95	101
BB&T, 5.25%, 11/1/19	200	202
BB&T, 5.70%, 4/30/14	300	329
Bear Stearns, 4.50%, 10/28/10	200	206
Capital One Bank, 6.50%, 6/13/13 (2)	300	326
Capital One Financial, 7.375%, 5/23/14 (2)	220	252
Charter One Bank, 6.375%, 5/15/12	200	206

Chase Manhattan, 7.875%, 6/15/10	65	67
Citigroup, 5.50%, 4/11/13 (2)	200	210
Citigroup, 5.50%, 10/15/14 (2)	475	489
Citigroup, 5.85%, 7/2/13 (2)	300	317
Citigroup, 6.00%, 2/21/12	13	14
Citigroup, 6.125%, 5/15/18 (2)	250	252
Citigroup, 6.375%, 8/12/14 (2)	200	212
Citigroup, 6.50%, 8/19/13	300	324
Citigroup, 8.50%, 5/22/19 (2)	600	699
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	266
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)(2)	425	428
Countrywide Financial, 6.25%, 5/15/16	86	89
Credit Suisse, 5.30%, 8/13/19	300	309
Credit Suisse, 5.40%, 1/14/20	320	319
Credit Suisse First Boston (USA), 5.125%, 1/15/14 (2)	500	542
Credit Suisse First Boston (USA), 6.50%, 1/15/12	300	328
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	240
Deutsche Bank AG/London, 3.875%, 8/18/14 (2)	225	232
Goldman Sachs, 5.625%, 1/15/17 (2)	400	407
Goldman Sachs, 6.00%, 5/1/14 (2)	155	170
Goldman Sachs, 6.15%, 4/1/18	1,125	1,198
Goldman Sachs, 6.60%, 1/15/12 (2)	657	717
Goldman Sachs, 6.75%, 10/1/37	455	452
Goldman Sachs Capital I, 6.345%, 2/15/34 (2)	50	46
HSBC Bank USA, 3.125%, 12/16/11 (2)(3)	1,200	1,248
HSBC Bank USA, 4.625%, 4/1/14 (2)	550	584
HSBC Bank USA, 5.875%, 11/1/34	550	545
HSBC Holdings, 5.25%, 12/12/12 (2)	100	108
JPMorgan Chase, 4.65%, 6/1/14	375	395

JPMorgan Chase, 4.75%, 5/1/13	175	187
JPMorgan Chase, 4.875%, 3/15/14 (2)	210	221
JPMorgan Chase, 5.75%, 1/2/13	130	141
JPMorgan Chase, 6.00%, 1/15/18	900	972
JPMorgan Chase, 6.30%, 4/23/19	295	327
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	294
JPMorgan Chase Capital XXII, 6.45%, 2/2/37 (2)	250	232
Merrill Lynch, 5.00%, 1/15/15	200	206
Merrill Lynch, 6.22%, 9/15/26 (2)	100	96
Merrill Lynch, 6.40%, 8/28/17	400	418
Merrill Lynch, 6.875%, 4/25/18	200	216
Merrill Lynch, 6.875%, 11/15/18 (2)	65	70
Merrill Lynch, 7.75%, 5/14/38	150	165
Morgan Stanley, 4.75%, 4/1/14 (2)	975	995
Morgan Stanley, 5.625%, 1/9/12 (2)	250	266
Morgan Stanley, 6.25%, 8/9/26	175	183
Morgan Stanley, 6.625%, 4/1/18	450	490
Morgan Stanley, 6.75%, 4/15/11	8	8
Morgan Stanley, 7.30%, 5/13/19	685	771
NationsBank, 7.25%, 10/15/25	10	11
Northern Trust, 6.50%, 8/15/18	400	455
PNC Bank, 4.875%, 9/21/17	250	253
PNC Bank, 5.125%, 12/14/10	125	130
PNC Funding, 6.70%, 6/10/19 (2)	300	342
Sovereign Bancorp, 4.80%, 9/1/10	150	153
SunTrust Bank, 3.00%, 11/16/11 (2)(3)	1,200	1,245
SunTrust Bank, 5.45%, 12/1/17 (2)	130	129
Svenska Handelsbanken, 4.875%, 6/10/14 (1)	400	425
U.S. Bancorp, 4.20%, 5/15/14	430	453

U.S. Bank, 4.95%, 10/30/14	200	217
U.S. Bank, 6.375%, 8/1/11	150	162
Wachovia, 5.50%, 8/1/35	250	229
Wachovia, 5.75%, 2/1/18	1,575	1,660
Wachovia Bank, 4.875%, 2/1/15	150	156
Wells Fargo, 3.00%, 12/9/11 (2)(3)	850	882
Wells Fargo, 5.00%, 11/15/14	205	218
Wells Fargo, 5.125%, 9/1/12	350	371
Westpac Banking, 2.90%, 9/10/14 (1)(3)	570	572
Westpac Banking, 4.20%, 2/27/15 (2)	300	310
		33,892
Brokerage 0.2%		
Ameriprise Financial, 5.35%, 11/15/10	3	3
Ameriprise Financial, 7.30%, 6/28/19	165	190
BlackRock, 5.00%, 12/10/19	500	500
Jefferies Group, 5.875%, 6/8/14	80	84
Jefferies Group, 6.25%, 1/15/36	200	172
		949
Finance Companies 1.0%		
General Electric Capital, 3.00%, 12/9/11 (2)(3)	1,100	1,141
GE Capital, 4.80%, 5/1/13 (2)	525	557
GE Capital, 5.50%, 1/8/20 (2)	400	397
GE Capital, 5.625%, 5/1/18	850	867
GE Capital, 5.90%, 5/13/14	160	175
GE Capital, 6.00%, 6/15/12 (2)	500	541
GE Capital, 6.00%, 8/7/19	825	854
GE Capital, 6.75%, 3/15/32 (2)	320	327
International Lease Finance, 4.875%, 9/1/10	250	245

SLM Corporation, 8.45%, 6/15/18	300	295
		5,399
Financial Other 0.1%		
CME Group, 5.40%, 8/1/13	300	330
		330
Insurance 1.0%		
ACE INA Holdings, 5.70%, 2/15/17	150	161
ACE INA Holdings, 5.90%, 6/15/19 (2)	150	163
Aflac, 8.50%, 5/15/19	350	409
Allstate, 6.125%, 12/15/32	150	157
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.50%, 6/15/13	2	2
Berkshire Hathaway Finance, 5.40%, 5/15/18 (2)	300	318
Liberty Mutual, 4.875%, 2/1/10 (1)	150	150
Lincoln National, 8.75%, 7/1/19	210	254
Markel, 7.125%, 9/30/19	425	455
MetLife, 5.375%, 12/15/12	400	434
MetLife Global Funding I, 5.125%, 6/10/14 (1)	160	171
Pricoa Global Funding I, 5.625%, 5/24/11 (1)	340	357
Principal Financial Group, 8.875%, 5/15/19 (2)	225	273
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	106
Principal Life Income Funding, 5.30%, 12/14/12	250	271
Prudential Financial, 5.40%, 6/13/35	375	346
Prudential Financial, 6.20%, 1/15/15 (2)	90	99
Travelers, 6.25%, 6/15/37	225	244
WellPoint, 5.00%, 1/15/11	330	342
Willis North America, 6.20%, 3/28/17	200	205
		4,920

Real Estate Investment Trusts 0.7%		
AMB Property, 6.625%, 12/1/19	355	367
Arden Realty, 5.25%, 3/1/15	115	120
AvalonBay Communities, 5.75%, 9/15/16	110	116
AvalonBay Communities, 5.70%, 3/15/17	300	315
Duke Realty, 6.25%, 5/15/13	250	264
ERP Operating, 5.25%, 9/15/14	125	131
ERP Operating, 5.375%, 8/1/16	105	110
Hospitality Properties Trust, 7.875%, 8/15/14	350	376
Reckson Operating Partnership, 6.00%, 3/31/16	175	167
Regency Centers, 5.875%, 6/15/17	225	223
Simon Property Group, 5.75%, 12/1/15	150	161
Simon Property Group, 6.75%, 5/15/14 (2)	565	625
Simon Property Group, 10.35%, 4/1/19	100	131
WEA Finance, 6.75%, 9/2/19 (1)	300	325
WEA Finance, 7.50%, 6/2/14 (1)	290	330
		3,761
Total Financial Institutions		49,251
INDUSTRIAL 10.1%		
Basic Industry 1.1%		
Air Products & Chemicals, 4.15%, 2/1/13	175	185
Air Products & Chemicals, 4.375%, 8/21/19 (2)	100	101
Airgas, 4.50%, 9/15/14	130	135
Arcelormittal, 5.375%, 6/1/13	325	347
Barrick Gold, 5.80%, 11/15/34	200	197
Barrick Gold, 6.95%, 4/1/19 (2)	250	286
BHP Finance, 6.50%, 4/1/19	215	248
Dow Chemical, 8.55%, 5/15/19	750	896

Du Pont EI de Nemours, 5.00%, 1/15/13 (2)	150	163
Du Pont EI de Nemours, 5.25%, 12/15/16 (2)	200	216
Inco Limited, 7.75%, 5/15/12	100	110
Lubrizol, 5.50%, 10/1/14	200	216
Newmont Mining Corp., 6.25%, 10/1/39 (2)	400	400
Praxair, 5.25%, 11/15/14	350	388
Praxair, 6.375%, 4/1/12	104	115
Rio Tinto Finance, 6.50%, 7/15/18 (2)	325	361
Rio Tinto Finance, 8.95%, 5/1/14	315	379
Vale Overseas, 6.875%, 11/21/36	560	570
		5,313
Capital Goods 0.7%		
Caterpillar Financial Services, 4.25%, 2/8/13	300	317
Caterpillar Financial Services, 4.75%, 2/17/15	175	186
Danaher, 5.40%, 3/1/19	330	357
Emerson Electric, 4.50%, 5/1/13	255	274
Honeywell International, 5.30%, 3/1/18 (2)	100	108
Honeywell International, 6.625%, 6/15/28	5	6
John Deere Capital, 5.35%, 1/17/12	300	320
Lockheed Martin, 6.15%, 9/1/36	100	107
Lockheed Martin, 7.65%, 5/1/16	250	303
Lockheed Martin, 7.75%, 5/1/26	50	62
Raytheon, 7.20%, 8/15/27	200	240
Republic Services, 5.50%, 9/15/19 (1)	240	251
Roper Industries, 6.25%, 9/1/19 (2)	250	266
United Technologies, 7.50%, 9/15/29	255	315
Waste Management, 6.10%, 3/15/18	400	432
		3,544

Communications 2.6%		
Alltel, 6.50%, 11/1/13	5	6
Alltel, 7.00%, 3/15/16	11	13
America Movil, 5.50%, 3/1/14 (2)	350	382
America Movil, 5.625%, 11/15/17 (2)	100	105
America Movil, 6.375%, 3/1/35 (2)	300	315
American Tower, 7.25%, 5/15/19 (1)	500	561
AT&T, 4.95%, 1/15/13	400	432
AT&T, 5.10%, 9/15/14	825	899
AT&T, 5.80%, 2/15/19 (2)	250	267
AT&T Broadband, 8.375%, 3/15/13	170	197
AT&T Wireless, 8.75%, 3/1/31	100	130
BellSouth, 6.875%, 10/15/31	21	23
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.10%, 2/15/18 (1)	300	326
Comcast, 6.95%, 8/15/37	540	591
Cox Communications, 6.25%, 6/1/18 (1)	200	217
Cox Communications, 6.75%, 3/15/11	100	106
Cox Communications, 7.125%, 10/1/12	150	169
Crown Castle Towers, 6.113%, 1/15/20 (1)	701	722
DirecTV Holdings, 4.75%, 10/1/14 (1)	240	250
Discovery Communications, 5.625%, 8/15/19 (2)	175	184
Grupo Televisa, 6.625%, 1/15/40 (1)(2)	475	484
GTE Corporation, 6.94%, 4/15/28	15	17
News America, 6.15%, 3/1/37	515	522
News America, 7.25%, 5/18/18	150	174
Rogers Wireless, 6.375%, 3/1/14	300	336
Telecom Italia Capital, 5.25%, 11/15/13	250	267
Telecom Italia Capital, 6.175%, 6/18/14	385	424

Telefonica Emisiones, 5.855%, 2/4/13	250	275
Telefonica Emisiones, 5.877%, 7/15/19	260	280
Thomson Reuters, 6.50%, 7/15/18	650	739
Time Warner Cable, 7.50%, 4/1/14	155	181
Time Warner Entertainment, 8.375%, 3/15/23	450	551
Travel Channel, 3.55%, 1/15/15 (1)	465	467
Verizon Communications, 5.50%, 2/15/18 (2)	300	318
Verizon Communications, 5.55%, 2/15/16	100	109
Verizon Communications, 6.35%, 4/1/19 (2)	600	666
Verizon Communications, 6.90%, 4/15/38	200	223
Verizon Global Funding, 7.25%, 12/1/10	100	105
Verizon New England, 6.50%, 9/15/11	20	21
Verizon Wireless, 5.55%, 2/1/14	330	364
Verizon Wireless, 8.50%, 11/15/18	400	505
Vodafone, 5.625%, 2/27/17 (2)	150	161
Vodafone Airtouch, 7.875%, 2/15/30	10	12
		13,101
Consumer Cyclical 0.8%		
American Honda Finance, 4.625%, 4/2/13 (1)	400	417
Costco Wholesale, 5.50%, 3/15/17 (2)	200	218
DaimlerChrysler, 8.50%, 1/18/31 (2)	100	125
Home Depot, 5.40%, 3/1/16	200	213
Hyatt Hotels, 5.75%, 8/15/15 (1)	400	428
Lowe's Companies, 5.00%, 10/15/15 (2)	250	275
Macy's, 5.35%, 3/15/12	200	204
McDonald's, 5.30%, 3/15/17	125	136
Staples, 7.75%, 4/1/11	85	91
Staples, 9.75%, 1/15/14 (2)	150	183
Target, 5.875%, 3/1/12	100	110

Target, 5.875%, 7/15/16	250	280
Time Warner, 6.875%, 6/15/18	550	628
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	9
Wal-Mart, 5.25%, 9/1/35 (2)	450	431
Wal-Mart, 7.25%, 6/1/13	9	11
Yum! Brands, 5.30%, 9/15/19 (2)	400	413
		4,177
Consumer Non-Cyclical 2.0%		
Abbott Laboratories, 5.125%, 4/1/19	290	305
Altria, 8.50%, 11/10/13 (2)	350	409
AmerisourceBergen, 4.875%, 11/15/19	110	111
Anheuser-Busch InBev, 6.875%, 11/15/19 (1)	540	619
Baxter International, 4.50%, 8/15/19	225	229
Baxter International, 5.375%, 6/1/18	300	324
Bestfoods, 6.625%, 4/15/28	5	6
Bottling Group, 4.625%, 11/15/12	100	108
Bristol-Myers Squibb, 6.80%, 11/15/26	6	7
Bunge Finance, 5.90%, 4/1/17	200	196
Bunge Limited Finance, 5.10%, 7/15/15	115	119
Bunge Limited Finance, 8.50%, 6/15/19	265	309
Campbell Soup, 4.50%, 2/15/19 (2)	250	256
Cardinal Health, 5.50%, 6/15/13	140	151
Coca-Cola, 4.875%, 3/15/19	155	163
Coca-Cola, 5.35%, 11/15/17	285	313
Coca-Cola Enterprises, 4.25%, 3/1/15	210	223
Coca-Cola Enterprises, 6.75%, 1/15/38	8	9
Coca-Cola Enterprises, 7.125%, 8/1/17	15	18
Coca-Cola Enterprises, 8.50%, 2/1/12	15	17

Diageo Capital, 5.20%, 1/30/13	225	244
Diageo Capital, 7.375%, 1/15/14	225	265
Eli Lilly, 4.20%, 3/6/14	280	298
Express Scripts, 6.25%, 6/15/14	180	201
Fortune Brands, 5.125%, 1/15/11 (2)	120	124
General Mills, 5.70%, 2/15/17	200	219
General Mills, 11.973%, 10/15/10	175	184
Johnson & Johnson, 5.85%, 7/15/38	350	380
Kellogg, 4.25%, 3/6/13	250	265
Kellogg, 5.125%, 12/3/12	100	109
Kellogg, 7.45%, 4/1/31	100	123
Kroger, 5.00%, 4/15/13	200	213
Kroger, 7.50%, 1/15/14 (2)	150	174
PepsiAmericas, 4.875%, 1/15/15	125	136
PepsiCo, 4.65%, 2/15/13	200	215
PepsiCo, 7.90%, 11/1/18	200	248
Pfizer, 5.35%, 3/15/15	350	389
Philip Morris International, 6.875%, 3/17/14	350	403
Reynolds American, 7.25%, 6/1/13 (2)	325	359
Roche Holdings, 5.00%, 3/1/14 (1)	450	488
SABMiller, 6.20%, 7/1/11 (1)	225	239
SABMiller, 6.50%, 7/15/18 (1)	150	167
Safeway, 5.00%, 8/15/19	335	339
Sysco, 5.25%, 2/12/18	125	134
Sysco, 5.375%, 3/17/19	175	190
Wyeth, 5.95%, 4/1/37	200	208
		10,206
Energy 1.7%		
Apache, 6.00%, 1/15/37	200	214

BP Capital Markets, 4.75%, 3/10/19	475	492
Canadian Natural Resources, 6.25%, 3/15/38	450	471
ConocoPhillips, 5.90%, 10/15/32	700	717
Devon Financing, 6.875%, 9/30/11	110	120
Devon Financing, 7.875%, 9/30/31	80	100
Diamond Offshore Drilling, 5.70%, 10/15/39	300	298
Diamond Offshore Drilling, 5.875%, 5/1/19	125	136
EnCana, 5.90%, 12/1/17	230	252
EOG Resources, 6.875%, 10/1/18	350	408
Hess, 7.00%, 2/15/14	350	400
Hess, 7.875%, 10/1/29 (2)	200	239
Marathon Oil, 6.00%, 10/1/17 (2)	250	265
Marathon Oil, 6.60%, 10/1/37	90	95
Motiva Enterprises, 6.85%, 1/15/40 (1)	205	221
Nabors Industries, 9.25%, 1/15/19	300	379
Occidental Petroleum, 4.125%, 6/1/16	300	310
Occidental Petroleum, 6.75%, 1/15/12	300	332
Petro-Canada, 6.80%, 5/15/38	50	56
Shell International Finance, 4.30%, 9/22/19	400	399
Smith International, 8.625%, 3/15/14	180	213
Suncor Energy, 6.10%, 6/1/18	225	246
Sunoco, 4.875%, 10/15/14	150	154
Sunoco, 9.625%, 4/15/15 (2)	210	255
Transocean, 7.50%, 4/15/31	150	179
Valero Energy, 6.125%, 6/15/17	200	210
Valero Energy, 9.375%, 3/15/19 (2)	435	528
Weatherford International, 9.625%, 3/1/19	300	380
XTO Energy, 4.625%, 6/15/13	200	215

XTO Energy, 4.90%, 2/1/14 (2)	100	108
		8,392
Industrial Other 0.1%		
President & Fellows of Harvard University, 3.70%, 4/1/13	300	309
		309
Technology 0.6%		
Arrow Electronics, 6.00%, 4/1/20	425	435
Cisco Systems, 5.50%, 2/22/16	175	196
Hewlett-Packard, 5.40%, 3/1/17	450	491
IBM, 5.60%, 11/30/39	10	10
IBM, 6.50%, 1/15/28	11	12
IBM, 7.00%, 10/30/25	275	319
IBM, 8.375%, 11/1/19	100	131
Motorola, 8.00%, 11/1/11	75	81
Nokia, 5.375%, 5/15/19	180	188
Oracle, 6.50%, 4/15/38	300	331
Xerox, 5.50%, 5/15/12	50	53
Xerox, 5.65%, 5/15/13	375	404
Xerox, 6.35%, 5/15/18	140	152
Xerox, 8.25%, 5/15/14 (2)	135	159
		2,962
Transportation 0.5%		
Burlington Northern Santa Fe, 4.70%, 10/1/19	525	523
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	97
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	105
Canadian National Railway, 6.25%, 8/1/34	95	106
Canadian Pacific Railroad, 7.25%, 5/15/19 (2)	125	144
FedEx, 9.65%, 6/15/12	200	231

Norfolk Southern, 5.59%, 5/17/25	48	48
Norfolk Southern, 7.25%, 2/15/31	52	62
Norfolk Southern, 7.70%, 5/15/17	200	239
Southwest Airlines, 6.50%, 3/1/12	75	81
Union Pacific, 6.65%, 1/15/11	350	369
United Parcel Service, 5.125%, 4/1/19 (2)	400	434
		2,439
Total Industrial		50,443
UTILITY 3.0%		
Electric 2.3%		
Alabama Power, 5.50%, 10/15/17	100	107
Allegheny Energy Supply, 6.75%, 10/15/39 (1)	90	90
Appalachian Power, 7.95%, 1/15/20 (2)	350	429
Black Hills, 6.50%, 5/15/13	50	54
Black Hills, 9.00%, 5/15/14	425	495
Carolina Power & Light, 6.30%, 4/1/38	100	109
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	112
Consolidated Edison, 7.50%, 9/1/10	105	109
Consolidated Natural Gas, 6.25%, 11/1/11	15	16
Dominion Resources, 5.20%, 8/15/19	210	215
Duke Energy, 5.30%, 2/15/40	725	700
EDP Finance, 4.90%, 10/1/19 (1)	325	325
Entergy Louisiana, 5.40%, 11/1/24	175	180
Exelon Generation, 6.25%, 10/1/39	205	212
FirstEnergy Solutions, 4.80%, 2/15/15	260	272
Florida Power, 6.35%, 9/15/37	170	184
FPL Group Capital, 5.35%, 6/15/13	300	326
Georgia Power, 5.25%, 12/15/15	200	222

Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	240	244
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	178
MidAmerican Energy, 6.125%, 4/1/36	170	176
National Rural Utilities, 4.375%, 10/1/10	300	308
National Rural Utilities, 3.875%, 9/16/15	150	157
Nevada Power, 6.65%, 4/1/36	400	429
Niagara Mohawk Power, 4.881%, 8/15/19 (1)	585	595
NiSource Finance, 6.125%, 3/1/22	310	323
Northeast Utilities, 5.65%, 6/1/13	200	216
Northern States Power, 5.25%, 7/15/35	145	141
NSTAR, 4.50%, 11/15/19	600	605
NSTAR Electric, 4.875%, 4/15/14	100	108
Ohio Power, 5.375%, 10/1/21 (2)	450	465
Pacific Gas & Electric, 5.625%, 11/30/17	150	164
Pacific Gas & Electric, 6.25%, 3/1/39 (2)	165	176
PacifiCorp, 6.25%, 10/15/37 (2)	90	98
PECO Energy, 5.35%, 3/1/18 (2)	75	80
PECO Energy, 5.95%, 10/1/36	150	160
PPL Energy Supply, 6.40%, 11/1/11	50	54
Progress Energy, 7.10%, 3/1/11	100	106
Public Service Company of Colorado, 7.875%, 10/1/12	150	174
Public Service Electric & Gas, 5.375%, 11/1/39	250	248
Public Service Electric & Gas, 5.70%, 12/1/36	180	188
San Diego Gas & Electric, 6.125%, 9/15/37	170	187
Southern California Edison, 4.15%, 9/15/14	280	300
Southern California Edison, 4.65%, 4/1/15	200	216
Southern Company, 4.15%, 5/15/14 (2)	90	95
Tampa Electric, 6.15%, 5/15/37	200	211
Union Electric, 6.70%, 2/1/19 (2)	225	256

Virginia Electric & Power, 6.00%, 5/15/37 (2)	250	262
West Penn Power, 5.95%, 12/15/17 (1)	200	208
		11,285
Natural Gas 0.7%		
AGL Capital, 5.25%, 8/15/19	210	216
Atmos Energy, 8.50%, 3/15/19	105	130
Boardwalk Pipelines, 5.50%, 2/1/17	300	306
Buckeye Partners, 5.50%, 8/15/19	310	313
Buckeye Partners, 6.05%, 1/15/18	140	148
Consolidated Natural Gas, 5.00%, 3/1/14	200	214
Enbridge, 4.90%, 3/1/15	150	162
Enbridge, 5.80%, 6/15/14	85	95
Enterprise Products Operations, 7.55%, 4/15/38	350	407
Kinder Morgan Finance, 5.70%, 1/5/16 (2)	175	170
Magellan Midstream Partners, 6.55%, 7/15/19	85	95
Plains All American Pipeline, 5.75%, 1/15/20 (2)	450	467
Sempra Energy, 6.50%, 6/1/16	300	337
Southeast Supply Header, 4.85%, 8/15/14 (1)	150	155
Southern California Gas, 5.75%, 11/15/35 (2)	140	148
Spectra Energy Capital, 5.65%, 3/1/20	100	104
Texas Gas Transmission, 5.50%, 4/1/13 (1)	250	262
		3,729
Other Utility 0.0%		
Veolia Environnement, 6.00%, 6/1/18	200	216
		216
Total Utility		15,230
Total Corporate Bonds (Cost $107,525)		114,924

ASSET-BACKED SECURITIES 1.7%

Car Loan 0.3%		
Ford Credit Auto Owner Trust Series 2009-E, Class A4 2.42%, 11/15/14	916	922
Hyundai Auto Receivables Trust Series 2006-A, Class A4 5.26%, 11/15/12	412	419
Nissan Auto Receivables Owner Trust Series 2008-A, Class A3 3.89%, 8/15/11	84	85
USAA Auto Owner Trust Series 2008-1, Class A3 4.16%, 4/16/12	207	210
		1,636
Credit Card 1.4%		
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	400	432
Bank of America Credit Card Trust Series 2007-A8, Class A8 5.59%, 11/17/14	1,000	1,087
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7 4.70%, 6/15/15	435	466
Capital One Multi-Asset Execution Trust Series 2006-A2, Class A 4.85%, 11/15/13	1,300	1,347
Capital One Multi-Asset Execution Trust Series 2007-C3, Class C3, VR 0.523%, 4/15/13	415	413
Chase Issuance Trust Series 2005-A7, Class A7 4.55%, 3/15/13	375	388
Citibank Credit Card Issuance Trust Series 2007-A5, Class A5 5.50%, 6/22/12	550	561

GE Capital Credit Card Master Note Trust Series 2007-3, Class C, VR 0.533%, 6/15/13	550	547
GE Capital Credit Card Master Note Trust Series 2009-2, Class A 3.69%, 7/15/15	1,036	1,068
MBNA Credit Card Master Note Trust Series 2005-A3, Class A3 4.10%, 10/15/12	575	581
		6,890
Other Asset-Backed Securities 0.0%		
John Deere Owner Trust Series 2008-A, Class A3 4.18%, 6/15/12	207	210
		210
Total Asset-Backed Securities (Cost $8,472)		8,736
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.5%		
Commercial Mortgage Backed Securities 4.5%		
American Tower Trust Series 2007-1A, Class AFX 5.42%, 4/15/37 (1)	500	512
Banc of America Commercial Mortgage Series 2003-1, Class A2 4.648%, 9/11/36	500	510
Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	1,019	1,027
Bear Steams Commercial Mortgage Securities Series 2002-TOP8, Class A2 4.83%, 8/15/38	350	361
Bear Steams Commercial Mortgage Securities Series 2004-PWR6, Class A4 4.521%, 11/11/41	1,100	1,108

Bear Steams Commercial Mortgage Securities Series 2005-PWR8, Class A4 4.674%, 6/11/41	225	224
Bear Steams Commercial Mortgage Securities Series 2005-PWR9, Class A-4A 4.871%, 9/11/42	1,000	987
Bear Steams Commercial Mortgage Securities Series 2005-PWR9, Class AAB 4.804%, 9/15/42	625	645
Bear Steams Commercial Mortgage Securities Series 2006 PW12, Class A4, VR 5.719%, 9/11/38	903	941
Bear Steams Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	450	457
Bear Steams Commercial Mortgage Securities Series 2007-PW17, Class A1 5.282%, 6/11/50	748	771
Citigroup/Deutsche Bank Commercial Mortgage Series 2005 CD1, Class A4, VR 5.224%, 7/15/44	575	594
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	1,000	1,007
Commercial Mortgage Loan Trust Series 2008-LS1, Class A3, VR 6.02%, 3/10/17	725	740
Commercial Mortgage PTC Series 2007-C9, Class A4, VR 5.816%, 12/10/49	500	472
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3 5.467%, 9/15/39	400	356
GE Capital Commercial Mortgage Series 2001-1, Class A1 6.079%, 5/15/33	2	2
GE Capital Commercial Mortgage Series 2001-1, Class A2 6.531%, 5/15/33	400	414

GE Capital Commercial Mortgage Series 2005-C4, Class A1 5.082%, 11/10/45	99	101
Goldman Sachs Mortgage Securites II Series 2006-GG6, Class A4, VR 5.553%, 4/10/38	2,000	1,913
Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444%, 3/10/39	1,200	1,112
JPMorgan Chase Commercial Mortgage Finance Series 2000-C10, Class A2, VR 7.371%, 8/15/32	18	18
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3 6.26%, 3/15/33	252	257
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	375	381
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	475	481
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	500	452
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD11, Class A4, VR 5.818%, 6/15/49	750	675
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4, 5.156%, 2/15/31	875	887
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.43%, 2/17/40	1,025	930
Morgan Stanley Capital I Series 2007-IQ14, Class A4, VR 5.692%, 4/15/49	500	437
Morgan Stanley Capital I Series 2007-IQ15, Class A4, VR 5.88%, 6/11/49	975	906

Morgan Stanley Capital I Series 2007-T27, Class A4, VR 5.65%, 6/11/42	550	539
Morgan Stanley Capital I Series 2008-T29, Class A4, VR 6.28%, 1/11/43	2,136	2,184
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2 5.98%, 1/15/39	200	206
		22,607
Total Non-U.S. Government Mortgage-Backed Securities (Cost $22,201)		22,607

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 34.1%

U.S. Government Agency Obligations 30.3% (4)

Federal Home Loan Mortgage		
4.50%, 5/1/19 - 4/1/35	1,518	1,573
5.00%, 10/1/18 - 5/1/36	5,606	5,867
5.50%, 3/1/18 - 6/1/37	7,974	8,487
6.00%, 12/1/13 - 8/1/38	5,900	6,342
6.50%, 4/1/16 - 1/1/36	1,453	1,576
7.00%, 11/1/30 - 6/1/32	17	18
7.50%, 4/1/15	2	2
Federal Home Loan Mortgage, ARM		
4.529%, 2/1/35	400	410
4.632%, 7/1/35	298	309
5.31%, 2/1/37	515	542
5.347%, 4/1/37	1,091	1,149
5.985%, 12/1/36	1,115	1,186
6.002%, 11/1/36	577	613

Federal National Mortgage Assn.		
4.00%, 5/1/19 - 12/1/20	791	823
4.50%, 4/1/19 - 7/1/39	18,102	18,514
5.00%, 10/1/18 - 5/1/36	29,148	30,593
5.50%, 1/1/17 - 6/1/38	32,540	34,600
6.00%, 5/1/21 - 9/1/38	24,674	26,503
6.50%, 4/1/15 - 9/1/38	7,576	8,195
7.00%, 10/1/15 - 11/1/36	337	371
7.50%, 10/1/25 - 5/1/31	33	37
8.00%, 3/1/31	6	6
Federal National Mortgage Assn., ARM		
4.625%, 7/1/35	252	257
4.819%, 9/1/38	2,155	2,260
4.996%, 1/1/37	335	351
5.447%, 9/1/37	303	319
5.532%, 7/1/36	495	523
5.801%, 9/1/37	357	377
5.982%, 9/1/36	335	357
		152,160
U.S. Government Obligations 3.8%		
Government National Mortgage Assn.		
4.50%, 3/20/34 - 1/20/40	15,259	15,486
5.00%, 7/15/33 - 9/15/39	2,426	2,537
5.50%, 8/15/35 - 10/20/39	545	578
6.00%, 7/15/16 - 4/15/34	272	293
6.50%, 5/15/16 - 12/20/33	56	61
7.00%, 3/15/13 - 6/15/31	51	55
7.50%, 11/15/12 - 1/15/32	127	139

8.00%, 1/15/26	25	28
		19,177
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $164,413)		171,337

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 31.3%

U.S. Government Agency Obligations 7.0% (5)

Federal Farm Credit Bank, 5.75%, 1/18/11	300	316
Federal Home Loan Bank, 3.375%, 2/27/13	2,000	2,102
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,508
Federal Home Loan Bank, 4.375%, 9/17/10	1,800	1,847
Federal Home Loan Bank, 5.125%, 8/14/13	115	128
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,244
Federal Home Loan Bank, 5.375%, 5/18/16	4,800	5,403
Federal Home Loan Bank, 5.60%, 6/28/11	185	198
Federal Home Loan Mortgage, 4.125%, 7/12/10	1,200	1,221
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	771
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	544
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,362
Federal Home Loan Mortgage, 5.75%, 1/15/12	3,300	3,607
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	364
Federal National Mortgage Assn., 1.75%, 2/22/13	1,500	1,504
Federal National Mortgage Assn., 2.75%, 2/5/14	2,000	2,046
Federal National Mortgage Assn., 4.125%, 4/15/14	400	430
Federal National Mortgage Assn., 4.375%, 9/13/10	1,200	1,231
Federal National Mortgage Assn., 5.50%, 3/15/11	1,300	1,373
Federal National Mortgage Assn., 6.00%, 5/15/11	3,855	4,126
Federal National Mortgage Assn., 6.25%, 5/15/29	342	400
Federal National Mortgage Assn., 6.625%, 11/15/30	500	614

Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,026
Private Export Funding, 3.55%, 4/15/13	550	578
Tennessee Valley Authority, 4.75%, 8/1/13	200	218
		35,161
U.S. Treasury Obligations 24.3%		
U.S. Treasury Bonds, 3.50%, 2/15/39	4,800	4,024
U.S. Treasury Bonds, 4.50%, 2/15/36	3,310	3,339
U.S. Treasury Bonds, 5.25%, 2/15/29	4,114	4,576
U.S. Treasury Bonds, 5.375%, 2/15/31	600	679
U.S. Treasury Bonds, 5.50%, 8/15/28	146	167
U.S. Treasury Bonds, 6.00%, 2/15/26	3,035	3,648
U.S. Treasury Bonds, 6.125%, 11/15/27	543	664
U.S. Treasury Bonds, 6.25%, 8/15/23	2,605	3,186
U.S. Treasury Bonds, 6.25%, 5/15/30	163	204
U.S. Treasury Bonds, 6.50%, 11/15/26	100	127
U.S. Treasury Bonds, 7.25%, 5/15/16	505	633
U.S. Treasury Bonds, 7.25%, 8/15/22	235	311
U.S. Treasury Bonds, 7.50%, 11/15/16	450	574
U.S. Treasury Bonds, 8.125%, 8/15/19	590	807
U.S. Treasury Bonds, 8.50%, 2/15/20	12	17
U.S. Treasury Bonds, 8.75%, 5/15/17	275	376
U.S. Treasury Bonds, 9.25%, 2/15/16	20	27
U.S. Treasury Bonds, 9.875%, 11/15/15	180	250
U.S. Treasury Notes, 0.875%, 2/28/11	1,000	1,006
U.S. Treasury Notes, 0.875%, 3/31/11	5,800	5,834
U.S. Treasury Notes, 0.875%, 5/31/11	6,200	6,238
U.S. Treasury Notes, 1.125%, 1/15/12	2,000	2,012
U.S. Treasury Notes, 1.375%, 4/15/12	2,900	2,927
U.S. Treasury Notes, 1.375%, 11/15/12	4,000	4,011

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.1%

Government Guaranteed 0.9%		
Canada Mortgage & Housing, 4.80%, 10/1/10	350	358
Export Development Corporation, 2.375%, 3/19/12	350	359
Export Development Corporation, 4.50%, 10/25/12	350	376
KFW, 3.75%, 6/27/11	1,100	1,145
KFW, 4.00%, 10/15/13	300	316
KFW, 4.00%, 1/27/20	525	530
KfW, 4.875%, 1/17/17	300	328
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15 (2)	450	489
Oesterreichische Kontrollbank, 2.875%, 3/15/11	500	508
Societe de Financement, 2.375%, 3/26/12 (1)(3)	500	511
		4,920
Government Sponsored 0.1%		
Eksportfinans, 5.00%, 2/14/12	250	269
		269
Local Authorities 0.5%		
Hydro-Quebec, 7.50%, 4/1/16	100	123
Hydro-Quebec, 8.00%, 2/1/13 (2)	11	13
Province of Manitoba, 2.125%, 4/22/13	550	552
Province of Manitoba, 7.50%, 2/22/10	104	104
Province of New Brunswick, 5.20%, 2/21/17 (2)	400	434
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	6
Province of Nova Scotia, 5.75%, 2/27/12	354	385
Province of Ontario, 2.625%, 1/20/12 (2)	300	309
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Quebec, 4.625%, 5/14/18 (2)	140	144

Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	134
		2,227
Owned No Guarantee 0.4%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)(2)	225	232
Mubadala Development, 5.75%, 5/6/14 (1)	250	260
Petrobras International Finance, 5.875%, 3/1/18	250	257
Petroleos Mexicanos, 4.875%, 3/15/15 (1)	400	404
Petroleos Mexicanos, 6.00%, 3/5/20 (1)	250	247
Swedish Export Credit, 4.875%, 9/29/11	385	409
Swedish Export Credit, 5.125%, 3/1/17	200	216
		2,025
Sovereign 0.6%		
Bank of England, 2.375%, 3/19/12 (1)	600	616
Republic of Brazil, 5.625%, 1/7/41	150	136
Republic of Brazil, 5.875%, 1/15/19	350	367
Republic of Brazil, 6.00%, 1/17/17	100	107
Republic of Chile, 5.50%, 1/15/13	80	89
Republic of Italy, 3.125%, 1/26/15	525	526
Republic of Italy, 4.50%, 1/21/15	200	212
Republic of Italy, 5.625%, 6/15/12	8	9
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	110
United Mexican States, 6.375%, 1/16/13	100	112
United Mexican States, 7.50%, 1/14/12 (2)	100	112
United Mexican States, 8.00%, 9/24/22	300	369

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Bond Index Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Barclays Capital U.S. Aggregate Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on January 31, 2010:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. At January 31, 2010, the value of loaned securities was $10,609,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2010, the cost of investments for federal income tax purposes was $530,088,000. Net unrealized gain aggregated $19,703,000 at period-end, of which $20,681,000 related to appreciated investments and $978,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2010